Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of revenue disaggregation

	For the year ended,
	December 31, 2018
	RMB	RMB	RMB
	One-on-one	Small class	Total
	offerings	offerings
Revenues from prepaid credit packages	1,013,803	100,748	1,114,551
Revenues from prepaid membership packages	30,966	—	30,966
Total revenues	1,044,769	100,748	1,145,517

Schedule of contract liability

	As of January 1, 2018	As of December 31, 2018

Contract liability	1,112,596	1,559,875
Future output VAT associated with contract liability	66,756	93,593
Refund liability	22,443	22,653
Deferred revenues	1,201,795	1,676,121